Acquisitions and Related Transactions Acquisitions (2016 Narrative) (Details) shares in Millions, barrels in Millions		1 Months Ended								12 Months Ended
		Mar. 31, 2017	Feb. 28, 2017	Nov. 30, 2016 USD ($) barrels	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	Apr. 30, 2016	Mar. 31, 2016 USD ($) shares	Oct. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Nov. 01, 2016 USD ($)	Aug. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross									$ 382,000,000
Property, Plant and Equipment, Net										$ 53,253,000,000			$ 46,784,000,000
Intangible assets, net										5,489,000,000			4,896,000,000
Goodwill										5,170,000,000			5,485,000,000	$ 5,871,000,000
PennTex Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Goodwill, Expected Tax Deductible Amount											$ 0
Intangible assets											446,000,000
Business Combination, Consideration Transferred				$ 627,000,000
Goodwill(1)	[1]										177,000,000
Total consideration, net of cash received											$ 606,000,000
Vitol Acquisition [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred				$ 760,000,000
Crude Oil Terminal, Capacity, Bbls | barrels				2
Total consideration, net of cash received				$ 769,000,000
Net Working Capital				13,000,000
Property, Plant and Equipment, Net				286,000,000
Intangible assets, net				313,000,000
Goodwill				$ 251,000,000
Bakken Equity Sale [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross						$ 2,000,000,000
Sunoco Retail to Sunoco LP [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred								$ 2,230,000,000
Payments to Acquire Businesses, Gross								$ 2,200,000,000
Sale of Stock, Number of Shares Issued in Transaction | shares								5.7
SunVit Pipeline LLC [Member] | Vitol Acquisition [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				50.00%
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
Sunoco LP [Member] | Emerge Energy Services [Member]
Business Acquisition [Line Items]
Business Acquisition, Goodwill, Expected Tax Deductible Amount												$ 78,000,000
Intangible assets												$ 23,000,000
Business Combination, Consideration Transferred						$ 171,000,000
Sunoco LP [Member] | Convenience Stores [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred					$ 55,000,000					114,000,000
Goodwill(1)										61,000,000
Bakken Holdings Company LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest									40.00%
Subsequent Event [Member] | Permian Express Partners LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			85.00%
Subsequent Event [Member] | ETP [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		3.30%
Bayou Bridge Pipeline LLC [Member] | ETP and Sunoco Logistics [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest							30.00%
Dakota Access and ETCOC [Member] | Subsequent Event [Member] | Phillips 66 Company [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			25.00%
Dakota Access and ETCOC [Member] | Subsequent Event [Member] | Bakken Pipeline Investments LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			75.00%
ETP [Member] | Bakken Holdings Company LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						60.00%
Sunoco Logistics [Member] | Bakken Holdings Company LLC [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						40.00%
Bakken Pipeline Investments LLC [Member] | Bakken Holdings Company LLC [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired												49.00%
Bakken Pipeline [Member] | Subsequent Event [Member] | Phillips 66 Company [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			25.00%
Bakken Pipeline [Member] | Subsequent Event [Member] | ETP and Sunoco Logistics [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			38.25%
Bakken Pipeline [Member] | Subsequent Event [Member] | MarEn Bakken Company [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			36.75%
Sunoco, LLC [Member] | ETP [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								68.42%
Legacy Sunoco, Inc. [Member] | ETP [Member]
Business Acquisition [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest								100.00%
Bakken Project $2.50 billion Credit Facility due August 2019 [Member] | Bakken Pipeline [Member]
Business Acquisition [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										2,500,000,000
Bakken Project $2.50 billion Credit Facility due August 2019 [Member] | Bakken Project [Member]
Business Acquisition [Line Items]
Long-term Line of Credit										$ 1,100,000,000			$ 0

[1]	(1) None of the goodwill is expected to be deductible for tax purposes.